Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 22 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

Erayak Power Solution Group Inc. is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Erayak Power Solution Limited is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Erayak Power Solution Hong Kong Limited is established in Hong Kong and is subject to statutory income tax rate at 16.5%.

Wenzhou Wenjie Technology Limited is established in PRC and is subject to statutory income tax rate at 25%.

Beijing Leiya Meijia Technology Co., Limited is established in PRC and is subject to statutory income tax rate at 25%.

Zhejiang Leiya Electronics Limited and Wenzhou New Focus Limited are the Company’s main operating subsidiaries in PRC. Zhejiang Leiya Electronics is a high technology company and has applicable EIT rate of 15%. Wenzhou New Focus Limited has applicable EIT rate of 5%. As of December 31, 2022, the tax years ended December 31, 2017 through December 31, 2022 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022, 2021, and 2020, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the fiscal years ended December 31, 2022, 2021, and 2020, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2022.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended December 31, 2022, 2021, and 2020 as follows:

	2022	2021	2020
Income before taxes excluded the amounts of loss incurring entities	$3,887,240	$3,786,691	$2,636,948
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$583,086	$568,005	395,542
Tax effect of R&D expenses deduction	(139,840)	(148,033)	(67,793)
Tax effect of accumulated loss	(18,166)	(23,132)	(4,835)
Tax effect of non-deductible expenses	12,692	11,424	62,827
Tax refund from prior years	-	(106,348)	-
Income tax expenses	$437,771	$301,916	$385,741

Income taxes for the years ended December 31, 2022, 2021 and 2020 are attributed to the Company’s continuing operations in China and consisted of:

	2022	2021	2020
Current income tax	$437,771	$332,549	$386,389
Deferred income tax	-	(30,633)	(648)
Total income tax expense	$437,771	$301,916	$385,741

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022, 2021 and 2020 are presented below:

	As of December 31,
	2022	2021	2020
Deferred tax assets:
Opening balance	$(36,247)	$(5,116)	$(4,153)
Accumulated loss	-	(23,132)	(648)
Bad debt	-	(397)	-
Obsolete inventory	-	(7,104)	-
Effect of exchange rate	2,757	(498)	(315)
Total	$(33,490)	$(36,247)	$(5,116)

There was no valuation allowance for the deferred tax assets as of December 31, 2022 and 2021. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, management believes it is more likely than not the company will realize the benefits of those deductible differences at December 31, 2022 and 2021.